First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	Alabama – 5.2%
$1,000,000	AL Federal Aid Highway Fin Auth Spl Oblig Rev, GARVEE	5.00%	09/01/30	$1,154,980
210,000	Black Belt Energy Gas Dist AL Gas Prepay Rev Proj #5, Ser A-1 (Mandatory put 10/01/26)	4.00%	10/01/49	243,083
275,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 07/1/22)	4.00%	08/01/47	290,001
100,000	Greenville AL Pub Impt Cooperative Pub Impt Rev Greenville Funding, BAM	5.00%	03/01/25	118,171
500,000	Mizuho Floater Residual Trustvarious States Floaters Miz 9024, Ser 2020 (a) (b)	0.52%	12/01/48	500,000
430,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	5.00%	11/01/25	503,612
150,000	SE AL St Gas Sply Dist Gas Sply Rev Proj #2, Ser A (Mandatory put 06/01/24)	4.00%	06/01/49	165,638
550,000	Wilsonville AL Indl Dev Brd Sol Wst Disp Rev Var AL Plt Gaston Plt (b)	0.16%	12/01/30	550,000
				3,525,485
	Arizona – 5.1%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/27	1,248,160
1,000,000	Coconino Cnty AZ Poll Controlcorp Ref NV Pwr Company, Ser A, AMT (Mandatory put 03/31/23)	1.88%	09/01/32	1,006,280
615,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/24	703,923
500,000	Phoenix AZ Indl Dev Auth Edu Rev Ref Basis Sch (a)	5.00%	07/01/35	530,820
				3,489,183
	California – 3.7%
180,000	CA St Hlth Facs Fing Auth Rev Adventist Hlth Sys West, Ser A	4.00%	03/01/33	190,489
385,000	CA St Hlth Facs Fing Auth Rev El Camino Hosp	5.00%	02/01/33	459,220
500,000	CA St Stwd Cmntys Dev Auth Hosp Rev Methodist Hosp of Sthrn CA Proj	5.00%	01/01/21	503,205
160,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Enhanced Asset Bkd, Ser A	5.00%	06/01/30	176,379
400,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/22	436,440
240,000	Roseville CA Fin Auth Spl Tax Rev Ref, Ser A	5.00%	09/01/25	293,949
100,000	San Diego Cnty CA Regl Arpt Auth Subordinate Ref, Ser A	5.00%	07/01/24	115,632
140,000	San Francisco CA City & Cnty Arpts Commn Intl Arpt Rev Ref 2nd Ser, Ser A	4.00%	05/01/26	163,862
125,000	Tobacco Securitization Auth Sthrn CA Tobacco Settlement Rev Ref San Diego Co Asset Securitization Corp Class 1, Ser A	5.00%	06/01/25	148,794
				2,487,970
	Colorado – 2.4%
500,000	CO St Eductnl & Cultural Facs Auth Rev Ref & Impt Chrt Sch Univ Lab Bldg Corp	5.00%	12/15/28	557,220
110,000	CO St Eductnl & Cultural Facs Auth Rev Ref Chrt Sch Stargate Chrt Sch Proj, Ser A	5.00%	12/01/25	130,532
100,000	CO St Eductnl & Cultural Facs Auth Rev Ref N Star Academy Chrt Sch Proj	4.00%	11/01/23	108,998
130,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	150,206
80,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser A	3.25%	09/01/25	87,136
190,000	CO St Hlth Facs Auth Rev Ref Parkview Med Cntr, Ser B	5.00%	09/01/28	217,787
165,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/20	165,592
100,000	Colorado Springs CO Pikes Peak Americas Mountain Enterprise Pikes Peak	5.00%	12/01/21	104,964

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Colorado (Continued)
$125,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/23	$141,268
				1,663,703
	Connecticut – 5.1%
100,000	CT St	5.00%	08/01/31	117,408
50,000	CT St Hlth & Eductnl Facs Auth Rev Hartford Healthcare, Ser E	5.00%	07/01/25	57,962
170,000	CT St Hlth & Eductnl Facs Auth Rev Ref	5.00%	07/01/29	201,008
650,000	CT St Hlth & Eductnl Facs Auth Rev Temps 50 Mclean Issue, Ser B-2 (a)	2.75%	01/01/26	652,724
50,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser B	5.00%	08/01/27	59,961
100,000	CT St Spl Tax Oblig Rev Ref Transprtn Infrastructure, Ser C	4.00%	11/01/20	100,000
165,000	CT St Spl Tax Oblig Rev Transptrn Infrastructure, Ser A	5.00%	09/01/33	189,763
100,000	CT St, Ser F	2.00%	11/15/21	101,773
315,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/23	346,377
145,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/24	164,475
200,000	Hamden CT Ref, Ser A, BAM	5.00%	08/01/25	233,326
970,000	Univ Of Connecticut CT, Ser A	5.00%	11/01/26	1,201,161
25,000	Univ Of Connecticut CT, Ser A	5.00%	11/01/35	30,855
				3,456,793
	Florida – 6.9%
145,000	Beach Rd Golf Estates Cmnty Dev Dist FL Spl Assmt	3.50%	11/01/20	145,000
225,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	236,295
300,000	Gulfstream Polo Cmnty Dev Dist FL Spl Assmnt Phase 2 Proj	3.00%	11/01/24	302,376
500,000	Hills Minneola Cmnty Dev Dist FL Spl Assmnt Rev South Parcel Assmnt Area (a)	3.00%	05/01/25	503,925
450,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	504,765
475,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/24	551,746
210,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	227,321
170,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/25	199,514
220,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/21	222,323
230,000	Parkway Ctr FL Cdd Spl Assmnt Rev Ref Assmt Area, Ser 1	3.50%	05/01/22	235,568
195,000	Rhodine Road North CDD FL Spl Assmnt	3.50%	05/01/24	198,405
385,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/23	394,417
375,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/24	384,529
240,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/25	245,174
310,000	W Vlgs FL Impt Dist Spl Assmt Unit Dev #7 Master Infrastructure	4.00%	05/01/24	317,260
				4,668,618
	Georgia – 5.0%
100,000	Burke Cnty GA Dev Auth Poll Control Rev Var GA Pwr Co Plant Vogtle Proj (Mandatory put 06/13/24)	2.15%	10/01/32	104,434
600,000	GA St Muni Gas Auth Ref Gas Portfolio III, Ser S	5.00%	10/01/23	651,474
175,000	Gainesville & Hall Cnty GA Hosp Auth Ref Northeast GA Hlth System Inc Proj, Ser A	5.00%	02/15/24	199,187
175,000	Glynn Brunswick GA Memorial Hosp Auth Ref Antic Ctfs Southeast GA Hlth	5.00%	08/01/23	193,986
715,000	Madison Cnty GA Sch Dist Ref, COPS	4.00%	05/01/25	813,884
45,000	Main Street Nat Gas Inc GA Gas Rev, Ser A	5.50%	09/15/23	50,976
830,000	Main Street Nat Gas Inc GA Gas Rev, Ser B	5.00%	03/15/22	877,550
240,000	Main Street Nat Gas Inc GA Gas Sply Rev, Ser A	5.00%	05/15/25	280,481

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Georgia (Continued)
$200,000	Muni Elec Auth of GA Proj One Sub, Ser A	5.00%	01/01/21	$201,460
				3,373,432
	Hawaii – 0.2%
25,000	HI St, Ser Fb	5.00%	04/01/21	25,487
100,000	Honolulu City & Cnty HI Wstwtr Sys Rev Ref Sr First Bd Resolution, Ser B	4.00%	07/01/32	112,737
				138,224
	Illinois – 4.4%
400,000	Chicago IL Brd of Edu Ref, Ser C	5.00%	12/01/22	422,464
50,000	Chicago IL Brd of Edu Ref, Ser F	5.00%	12/01/21	50,118
100,000	Chicago IL Ref, 2003B	5.13%	01/01/27	105,018
25,000	Chicago IL Ref, Ser C	5.00%	01/01/26	26,469
65,000	Chicago IL Ref, Ser C, CABS	(c)	01/01/25	56,753
200,000	Hillside IL Tax Incr Rev Ref	5.00%	01/01/24	204,088
250,000	IL St	5.00%	03/01/22	260,542
295,000	IL St	5.00%	05/01/23	313,140
25,000	IL St	5.00%	05/01/24	26,892
85,000	IL St	4.00%	01/01/31	86,009
155,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ Of IL Hlth Svcs Facility Proj	5.00%	10/01/24	177,655
50,000	IL St Ref	5.00%	08/01/21	51,308
70,000	IL St, Ser A	5.25%	05/01/22	73,411
100,000	IL St, Ser A	4.00%	01/01/24	101,935
15,000	IL St, Ser A	4.00%	01/01/25	15,235
500,000	IL St, Ser C	5.00%	11/01/29	534,965
60,000	IL St, Ser D	5.00%	11/01/24	64,210
365,000	Univ Of Illinois IL Ref Auxiliary Facs Sys, Ser A	5.00%	04/01/22	386,360
				2,956,572
	Indiana – 0.5%
125,000	IN Bond Bank Rev Hamilton Co Projs, CABS	(c)	01/15/26	119,724
215,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	223,679
				343,403
	Kentucky – 2.6%
240,000	KY St Econ Dev Fin Auth Hlth Sys Rev Norton Healthcare Inc, Ser B, NATL-RE	(c)	10/01/25	221,064
250,000	KY St Econ Dev Fin Auth Ref Hosp Rev Owensboro Hlth Inc Oblig Grp, Ser B	5.00%	06/01/21	254,050
20,000	KY St Econ Dev Fin Auth Ref Owensboro Hlth, Ser A	5.00%	06/01/25	22,387
355,000	KY St Hgr Edu Student Loan Corp Sr, Ser A, AMT	5.00%	06/01/26	413,685
255,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser B (Mandatory put 01/01/25)	4.00%	01/01/49	284,330
350,000	KY St Pub Energy Auth Gas Sply Rev Gas Sply, Ser C-1	4.00%	12/01/21	362,565
75,000	KY St Pub Energy Auth Gas Sply Rev, Ser A (Mandatory put 06/01/26)	4.00%	12/01/50	86,343
105,000	KY St Pub Energy Auth Gas Sply Rev, Ser A-1 (Mandatory put 06/01/25)	4.00%	12/01/49	118,477
				1,762,901
	Louisiana – 2.3%
455,000	New Orleans LA Aviation Brd, Ser B, AMT	5.00%	01/01/31	515,506
100,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/26	119,723
350,000	New Orleans LA Wtr Rev Wtr Rev	5.00%	12/01/28	415,485

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Louisiana (Continued)
$500,000	Saint John the Baptist Parish LA Rev Var Ref Marathon Oil Corp Proj, Subser 2017B-1 (Mandatory put 07/01/24)	2.13%	06/01/37	$502,720
				1,553,434
	Massachusetts – 2.8%
350,000	MA St Clg Bldg Auth, Ser A	5.00%	05/01/28	391,223
100,000	MA St Dev Fin Agy Rev Ref Milford Regl Med Ctr, Ser G (a)	5.00%	07/15/21	102,334
200,000	MA St Dev Fin Agy Rev Umass Darthmouth Student Hsg Proj	5.00%	10/01/21	198,002
575,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/24	645,978
500,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/25	576,390
				1,913,927
	Michigan – 3.0%
100,000	Great Lakes MI Wtr Auth Wtr Sply Sys Rev Sr Lien Bond, Ser A	5.00%	07/01/25	118,843
575,000	Kalamazoo MI Econ Dev Corp Heritage Cmnty of Kalamazoo Revel Creek Proj Temps 60, Ser B2	2.63%	05/15/25	574,873
150,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D-1, AGM	5.00%	07/01/28	178,871
935,000	MI St Fin Auth Rev Ref Loc Govt Loan Program Great Lakes Wtr Auth, Ser D2, AGM	5.00%	07/01/28	1,078,588
90,000	MI St Hosp Fin Auth Ref Mclaren Healthcare, Ser A	5.00%	06/01/24	96,137
				2,047,312
	Missouri – 1.3%
350,000	MO St Hlth & Eductnl Facs Auth Hlth Facs Rev Ref Saint Lukes Hlth Sys Inc	4.00%	11/15/33	389,214
500,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	503,990
				893,204
	Montana – 0.5%
150,000	MT St Fac Fin Auth Hlth Care Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/24	162,359
155,000	MT St Fac Fin Auth Hlth Care Facs Rev MT Children’s Home and Hosp Proj, Ser A	4.00%	07/01/25	170,351
				332,710
	Nebraska – 1.9%
420,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	453,100
150,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	161,402
70,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	79,090
175,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	196,101
330,000	Centrl Plains Energy Proj NE Gas Proj Rev Ref Proj #3, Ser A	5.00%	09/01/26	401,244
				1,290,937
	Nevada – 1.7%
500,000	Clark Cnty NV Sch Dist Ref Bldg Tcrs, Ser A, BAM	5.00%	06/15/30	613,640
340,000	Las Vegas NV Spl Impt Dist #808 & #810 Ref	5.00%	06/01/28	364,759
125,000	Reno NV Capital Impt Rev Ref, Ser A-1, AGM	5.00%	06/01/25	147,986
				1,126,385
	New Jersey – 4.5%
1,500,000	Newark NJ Prom Nts	3.50%	07/27/21	1,530,990
275,000	NJ St Econ Dev Auth Rev Ref Sch Facs Construction, Ser Nn	5.00%	03/01/29	292,308
255,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	256,400

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Jersey (Continued)
$50,000	NJ St Transprtn Trust Fund Auth Cap Apprec Transprtn Sys, Ser C, AMBAC	(c)	12/15/25	$44,441
45,000	NJ St Transprtn Trust Fund Auth Fed Hwy Reimbursement Nts, Ser A-1, GARVEE	5.00%	06/15/27	52,613
275,000	NJ St Transprtn Trust Fund Auth Sys, Ser C	5.25%	06/15/32	303,369
260,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/22	277,285
160,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/25	178,242
150,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.00%	06/15/22	154,473
				3,090,121
	New York – 5.7%
750,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	749,512
715,000	Met Transprtn Auth NY Rev Transprtn, Subser C-2, BANS	5.00%	09/01/21	723,230
100,000	Met Transprtn Auth NY Rev, Ser B, NATL-RE	5.25%	11/15/20	100,107
305,000	Met Transprtn Auth NY Rev, Ser D-1, BANS	5.00%	09/01/22	310,307
1,000,000	New York NY Adj Fiscal 2020, Subser B-3 (b)	0.36%	10/01/46	1,000,000
460,000	New York NY, Ser J	5.00%	08/01/21	475,957
250,000	New York NY, Subser F-1	5.00%	03/01/27	274,043
230,000	NY St Dorm Auth St Personal Income Tax Rev, Ser B	5.00%	03/15/30	243,471
				3,876,627
	North Carolina – 0.4%
300,000	Charlotte Mecklenburg NC Hospauth Healthcare Sys Rev Prerefunded Ref Carolinas Healthcare System, Ser A	4.00%	01/15/21	302,271
	North Dakota – 2.1%
500,000	Horace ND Ref & Impt, Ser A	1.90%	08/01/22	500,250
405,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	405,300
460,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	490,203
				1,395,753
	Ohio – 0.8%
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	517,125
	Oklahoma – 1.8%
700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	698,033
495,000	Oklahoma City OK Arpt Trust Junior Lien, AMT	5.00%	07/01/22	528,551
				1,226,584
	Oregon – 0.7%
500,000	Clackamas Cnty OR Hosp Fac Auth Rev Ref Temps 50 Rose Villa Proj, Ser B2	2.75%	11/15/25	503,970
	Pennsylvania – 6.7%
280,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	4.00%	07/01/22	286,692
295,000	Cumberland Cnty PA Muni Auth Ref Messiah Vlg Proj	5.00%	07/01/23	313,237
500,000	Lancaster PA Ref, BAM	5.00%	05/01/25	598,235
255,000	Lehigh Cnty PA Gen Purpose Auth Revs Ref Lehigh Carbon Cmnty Clg, Ser 2016, BAM	5.00%	11/01/26	312,763
100,000	Montgomery Cnty PA Indl Dev Auth Acts Retmnt Life Cmntys Ref	5.00%	11/15/23	107,297
200,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	3.00%	12/01/21	201,480
345,000	Montgomery Cnty PA Indl Dev Auth Ref Meadowood Sr Living Proj, Ser A	4.00%	12/01/22	356,330

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$400,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/25	$436,652
210,000	Northampton Cnty PA Gen Purpose Auth Clg Rev Ref Moravian Clg	5.00%	10/01/27	230,443
495,000	PA St Hsg Fin Agy SF Mtge Rev Non Ace, Ser 123B	3.45%	10/01/32	535,233
100,000	PA St Turnpike Commn Turnpike Rev Sub, Ser A	5.00%	12/01/21	104,265
500,000	Philadelphia PA Gas Wks Rev Unrefunded, 9th Ser	5.25%	08/01/40	500,490
35,000	Philadelphia PA Ref, Ser A	5.00%	08/01/27	43,975
475,000	Scranton PA Sch Dist Ref, Ser D	5.00%	06/01/27	558,377
				4,585,469
	Puerto Rico – 1.1%
351,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/24	324,215
328,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/27	277,934
168,000	Puerto Rico Sales Tax Fing Corp Sales Tax Rev Restructured, Ser A-1, CABS	(c)	07/01/29	131,852
				734,001
	Rhode Island – 0.6%
370,000	RI St Hlth & Eductnl Bldg Corp Pub Schs Rev Ref Providence Pub Bldg Auth, AGM	5.00%	05/15/28	433,481
	Tennessee – 1.9%
920,000	TN St Energy Acquisition Corp Gas Rev Proj, Ser A (Mandatory put 05/01/23)	4.00%	05/01/48	987,519
215,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/26	263,485
50,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/21	50,528
				1,301,532
	Texas – 8.2%
175,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/21	177,826
125,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	132,165
240,000	Brazoria Cnty TX Ref	5.00%	03/01/27	294,967
295,000	Celina TX Spl Assmt Rev Ref The Lakes at Mustang Ranch Pub Impt Dt Phase #1 Proj, BAM	4.00%	09/01/24	325,996
25,000	Dallas Fort Worth TX Intl Arpt Rev Ref Jt, Ser D	5.00%	11/01/20	25,000
150,000	Dallas TX Ref	5.00%	02/15/27	170,784
485,000	Garland TX Elec Utility Sys Rev Ref, Ser A	5.00%	03/01/21	492,445
380,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Baylor Clg of Med	5.00%	11/15/23	426,079
900,000	Houston TX Arpt Sys Rev Ref United Airls Inc Term Improv Proj, Ser B-2, AMT	5.00%	07/15/27	943,686
200,000	Houston TX Hgr Edu Fin Corp Edu Rev Ref Harmony Pub Schs, Ser A	5.00%	02/15/22	211,656
435,000	Lower Colorado River TX Auth Transmission Contract Rev Ref	5.00%	05/15/23	485,599
500,000	Matagorda Cnty TX Nav Dist #1 Var Rev Cent Pwr & Lt Ref, AMT (Mandatory put 09/01/23)	0.90%	05/01/30	497,190
275,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/24	304,062
150,000	New Hope Cultural Ed Facs Fin Corp TX Retmnt Fac Rev Ref Wesleyan Homes Inc Proj Fin Corp	3.00%	01/01/24	147,109

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Texas (Continued)
$160,000	Oak Point TX Spl Assmnt Rev Wildridge Pub Impt Dist #1 Impt Area #2 Proj Accd Inv (a)	3.50%	09/01/23	$164,411
85,000	Sa Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/25	102,851
85,000	SA Energy Acquisition Pub Fac Corp TX Gas Sply Rev Gas Sply Rev	5.50%	08/01/21	88,088
50,000	San Antonio TX Tax Nts	5.00%	08/01/21	51,769
500,000	TX St Pub Fin Auth Ref Sthrn Univ Fing Sys, BAM	5.00%	11/01/21	518,675
				5,560,358
	Utah – 0.4%
135,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/24	149,449
100,000	Utah Cnty UT Hosp Rev Ihc Hlth Svcs Inc	5.00%	05/15/23	102,579
				252,028
	Vermont – 0.2%
140,000	Burlington VT, Ser B	5.00%	11/01/21	146,514
	Washington – 2.8%
1,000,000	Energy NW WA Elec Rev Ref Columbia Generating, Ser A	5.00%	07/01/21	1,031,290
600,000	King Cnty WA Swr Rev Sub (Mandatory put 12/01/21)	2.60%	01/01/43	604,320
150,000	Seattle WA Wtr Sys Rev Ref & Impt	5.00%	05/01/28	179,691
105,000	Tobacco Settlement Auth WA Tobacco Settlement Rev Ref	5.00%	06/01/23	116,742
				1,932,043
	West Virginia – 0.8%
500,000	WV St Econ Dev Auth Sol Wst Disp Facs Var Sr Arch Resources Proj, AMT (Mandatory put 07/01/25)	5.00%	07/01/45	514,520
	Wisconsin – 4.6%
185,000	Pub Fin Auth WI Eductnl Rev Piedmont Cmnty Chrt Sch	5.00%	06/15/25	211,871
425,000	Pub Fin Auth WI Rev Roseman Univ Of Hlth Sciences Proj (a)	3.00%	04/01/25	421,349
1,435,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2020-XF2887 (a) (b)	0.47%	06/15/38	1,435,000
395,000	WI St Hlth & Eductnl Facs Auth Rev Ref Ascension Hlth Credit Grp, Ser A	5.00%	11/15/36	468,052
500,000	WI St Hlth & Eductnl Facs Auth Rev Ref Marshfield Clinic Hlth System Inc, Ser B1 (Mandatory put 02/15/25)	5.00%	02/15/52	575,010
				3,111,282

Total Investments – 97.9%	66,507,872
(Cost $65,414,858) (d)
Net Other Assets and Liabilities – 2.1%	1,447,882
Net Assets – 100.0%	$67,955,754

(a)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $4,310,563 or 6.3% of net assets.
(b)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(c)	Zero coupon bond.

First Trust Short Duration Managed Municipal ETF (FSMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $1,207,409 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $114,395. The net unrealized appreciation was $1,093,014.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NATL-RE	National Public Finance Guarantee Corp.

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 66,507,872	$ —	$ 66,507,872	$ —

*	See Portfolio of Investments for state and territory breakout.

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS – 97.9%
	Alabama – 7.1%
$1,000,000	Black Belt Energy Gas Dist AL Gas Sply Rev, Ser A (Mandatory put 06/01/21)	4.00%	07/01/46	$1,017,790
500,000	Chatom AL Indl Dev Brd Gulf Opportunity Zone Ref Gulf Opportunity Zone Pwr South Energy Corp Proj, AGM	5.00%	08/01/21	515,700
2,450,000	Hlth Care Auth for Baptist Hlth AL Var Ref, Ser B (a)	0.49%	11/01/42	2,450,000
770,000	Jefferson Cnty AL Ref Warrants, Ser B	5.00%	04/01/21	784,761
200,000	Lower AL Gas Dist Gas Proj Rev Gas Proj, Rev Bonds Proj 2 (Mandatory put 12/01/25)	4.00%	12/01/50	228,714
1,425,000	Mizuho Floater Residual Trustvarious States Floaters Miz 9024, Ser 2020 (a) (b)	0.52%	12/01/48	1,425,000
700,000	Mobile AL Indl Dev Brd Sol Wst Disp Rev Var AL Pwr Barry Plant (a)	0.13%	06/01/34	700,000
240,000	Prichard AL Wtrwks & Swr Brd Wtr & Swr Rev Ref	3.00%	11/01/20	240,000
				7,361,965
	Arizona – 2.9%
1,000,000	AZ St Indl Dev Auth Rev Lincoln South Beltway Proj	5.00%	05/01/23	1,106,730
280,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/22	299,219
300,000	Maricopa Cnty AZ Indl Dev Auth Edu Rev Legacy Traditional Sch Proj	5.00%	07/01/23	332,412
500,000	Maricopa Cnty AZ Poll Controlcorp Poll Control Rev Var Ref Pub Svc Co of NM Palo Verde Proj, Ser A (Mandatory put 06/01/22)	1.05%	01/01/38	501,220
750,000	Vistancia AZ Cmnty Facs Dist Ref, BAM	3.00%	07/15/21	763,613
				3,003,194
	California – 3.8%
150,000	CA Cnty CA Tobacco Securitization Agy Tobacco Settle Sr Ref, Ser A	3.00%	06/01/21	152,310
100,000	CA St Hlth Facs Fing Auth Rev Sutter Hlth, Ser A	4.00%	11/15/20	100,122
1,000,000	CA St Poll Control Fin Auth Sol Wst Disp Rev Var Ref Rep Svcs, Ser A, AMT (Mandatory put 11/02/20) (b)	2.05%	08/01/23	1,000,000
150,000	Golden St Tobacco Securitization Corp CA Tobacco Settlement Ref Enhanced Asset Bkd, Ser A	5.00%	06/01/22	161,112
200,000	Long Beach CA Bond Fin Auth Nat Gas Purchase Rev, Ser A	5.25%	11/15/23	226,774
160,000	San Francisco City & Cnty CA Ref, Ser A, COPS	5.00%	10/01/33	160,000
2,200,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2019-XF2835 (a) (b)	0.32%	07/01/42	2,200,000
				4,000,318
	Colorado – 1.4%
100,000	Breckenridge CO Ref, Ser B, COPS	3.00%	12/01/20	100,202
200,000	Breckenridge CO Ref, Ser B, COPS	4.00%	12/01/21	207,712
170,000	CO St Hlth Facs Auth Hosp Rev Ref Commonspirit Hlth, Ser B-1 (Mandatory put 08/01/25)	5.00%	08/01/49	196,423
100,000	Copperleaf CO Met Dist #2 Ref, BAM	4.00%	12/01/21	103,735
75,000	Crystal Vly CO Met Dist #2 Ref, Ser A, AGM	5.00%	12/01/20	75,255
190,000	Denver City & Cnty Co Arpt Rev Sys, Ser B	5.00%	11/15/20	190,295
250,000	Fronterra Vlg CO Met Dist #2 Ref, BAM	4.00%	12/01/20	250,682
200,000	Park Creek CO Met Dist Rev Ref Sr Limited Property Tax Supported, Ser A	5.00%	12/01/21	209,306
100,000	Vauxmont Met Dist CO Ref Ltd Tax Conv Unltd Sub, AGM	5.00%	12/15/21	104,579
				1,438,189

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Connecticut – 6.5%
$3,000,000	Capital City CT Econ Dev Auth Pkg & Energy Fee Rev Adj, Ser B (a)	0.30%	06/15/34	$3,000,000
150,000	CT St Hlth & Eductnl Facs Auth Rev Ref Fairfield Univ Issue, Ser T	5.00%	07/01/21	154,479
400,000	CT St Ref, Ser B	3.00%	01/15/21	402,172
135,000	CT St Ref, Ser B	5.00%	04/15/23	150,227
1,080,000	CT St Ref, Ser G	5.00%	11/01/20	1,080,000
55,000	CT St, Ser F	5.00%	11/15/21	57,677
100,000	Greenwich CT, BANS	1.50%	01/14/21	100,244
1,500,000	Naugatuck CT, BANS	1.25%	12/15/20	1,501,560
160,000	Univ Of Connecticut CT Ref, Ser A	5.00%	11/01/22	174,203
100,000	Univ Of Connecticut CT Rev, Ser A	4.00%	11/15/21	103,804
				6,724,366
	Florida – 8.2%
425,000	Citizens Property Insurance Corp FL, Ser A1	5.00%	06/01/22	446,335
2,500,000	FL Dev Fin Corp Surface Tranprtn Fac Rev Var Virgin Trains USA Passenger Rail, Ser B, AMT (Mandatory put 01/28/21)	0.55%	01/01/49	2,499,575
1,000,000	FL St Hsg Fin Corp Mf Mtge Rev Adj Parrish Oaks, Ser A (Mandatory put 02/01/22)	1.25%	02/01/23	1,010,980
445,000	Hollywood Beach FL Cmnty Dev Dist Rev Cdd Ref Pub Pkg Fac Proj, Ser I	5.00%	10/01/23	499,156
300,000	Jacksonville FL Spl Rev Ref, Ser C	5.00%	10/01/21	313,017
100,000	Jacksonville FL Spl Rev, Ser B-1	5.00%	10/01/21	104,339
100,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/21	104,029
425,000	Jea FL Elec Sys Rev Sub, Ser B	5.00%	10/01/22	460,054
280,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/21	285,846
175,000	Lakewood Ranch FL Stewardship Dist Spl Assmnt Rev Ref Country Club East Proj, AGM	5.00%	05/01/25	205,382
1,100,000	Orange Cnty FL Hsg Fin Auth Hsg Willow Key Apts, Ser A (Mandatory put 04/01/21)	1.90%	04/01/22	1,106,721
600,000	Orlando & Orange Cnty FL Expressway Auth Ref, Ser B, AGM	5.00%	07/01/22	647,424
300,000	Pembroke Pines FL Capital Impt Rev Ref, AGM	5.00%	12/01/21	315,294
250,000	Sarasota National FL Cdd Spl Assmnt Ref	3.00%	05/01/21	251,853
245,000	Tampa FL Hosp Rev Ref H. Lee Moffitt Cancer Ctr Proj, Ser B	5.00%	07/01/21	251,919
				8,501,924
	Hawaii – 0.5%
500,000	HI St Ref, Ser Ea	3.00%	12/01/20	501,070
	Illinois – 5.0%
50,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser A, NATL-RE	(c)	12/01/20	49,919
340,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/20	339,449
30,000	Chicago IL Brd of Edu Cap Apprec Sch Reform, Ser B-1, NATL-RE	(c)	12/01/22	28,609
100,000	IL St	4.88%	05/01/21	101,731
150,000	IL St	5.00%	03/01/22	156,325
125,000	IL St	5.00%	07/01/22	131,028
110,000	IL St	5.00%	05/01/23	116,764
1,000,000	IL St Dev Fin Auth Sol Wst Disp Rev Wst Mgmt Inc Proj, Ser A, AMT (Mandatory put 11/01/21)	1.60%	11/01/44	1,000,000
180,000	IL St Fin Auth Hlth Svcs Facs Lease Rev Univ Of IL Hlth Svcs Fac Proj	5.00%	10/01/23	200,032
2,000,000	IL St Fin Auth Rev Var Univ Chicago Med Ctr, Ser A (a)	0.14%	08/01/44	2,000,000

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Illinois (Continued)
$165,000	IL St Ref	5.00%	02/01/22	$171,635
200,000	IL St, Ser A	5.00%	04/01/22	208,808
400,000	IL St, Ser D	5.00%	11/01/20	400,000
125,000	IL St, Ser D	5.00%	11/01/22	130,205
170,000	Montgomery IL Ref Alt Rev Source	2.63%	12/01/21	170,250
				5,204,755
	Indiana – 4.8%
80,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	07/15/21	81,977
170,000	Greater Clark IN Bldg Corp Greater Clark Sch Corp 1st Mtge Bonds, Ser 2019	4.00%	01/15/22	177,087
550,000	Gtr Clark Cnty IN Schs, BANS	2.00%	12/31/20	551,386
150,000	IN St Bond Bank Spl Program Gas Rev, Ser A	5.25%	10/15/21	156,056
1,000,000	IN St Fin Auth Econ Dev Rev Ref Republic Svcs Inc Proj, Ser A, AMT (Mandatory put 12/01/20)	0.65%	05/01/34	1,000,270
1,500,000	Indianapolis IN Loc Pub Impt Bond Bank Fieldhouse Proj, Ser C	1.40%	06/01/21	1,499,190
1,400,000	Noblesville IN Multi Sch Bldg Corp Ref 1st Mtge	5.00%	07/15/22	1,491,294
				4,957,260
	Kansas – 0.3%
50,000	Univ Of Kansas KS Hosp Auth Hlth Facs Rev Ref Univ Of Kansas Hlth System, Ser B	5.00%	03/01/21	50,744
225,000	Wyandotte Cnty KS Unif Sch Dist #202, Ser A, AGM	2.00%	09/01/21	228,046
				278,790
	Kentucky – 0.6%
385,000	Ashland KY Med Ctr Rev Ref Ashland Hosp Corp Dba Kings Daughters Med Ctr	5.00%	02/01/21	388,188
150,000	KY St Pub Energy Auth Gas Sply Rev Var, Ser C	4.00%	08/01/21	153,747
70,000	Lewis Cnty KY Sch Dist Fin Corp, Ser B	2.25%	06/01/22	71,337
				613,272
	Louisiana – 1.7%
250,000	Evangeline Parish LA Road & Drain Sales Tax Dist #1 Road & Drainage Sales Tax, AGM	5.00%	12/01/20	250,893
150,000	New Orleans LA Sewage Svc Rev Ref	5.00%	06/01/21	153,774
175,000	New Orleans LA Wtr Rev Ref	5.00%	12/01/20	175,604
500,000	Saint John the Baptist Parish LA Rev Ref Marathon Oil Corp Proj, Ser A-1 (Mandatory put 04/01/23)	2.00%	06/01/37	501,285
150,000	Shreveport LA Wtr & Swr Rev Junior Lien, Ser C, BAM	5.00%	12/01/23	167,814
200,000	Shreveport LA Wtr & Swr Rev Ref	5.00%	12/01/21	209,816
255,000	Shreveport LA Wtr & Swr Rev Ref, Ser A, BAM	5.00%	12/01/22	278,809
				1,737,995
	Massachusetts – 2.4%
750,000	Ludlow MA, BANS	1.00%	09/23/21	754,470
150,000	MA St Eductnl Fing Auth, Ser B, AMT	5.00%	07/01/23	163,797
1,610,750	Randolph MA, BANS	2.00%	06/11/21	1,622,251
				2,540,518
	Michigan – 0.3%
285,000	Detroit MI Wtr Sply Sys Rev Sr Lien, Ser A	5.25%	07/01/41	294,542

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Minnesota – 1.5%
$550,000	Brooklyn Ctr MN Mf Hsg Dev Rev Unity Pl Proj (Mandatory put 12/01/20)	1.95%	12/01/21	$550,374
1,000,000	Brooklyn Ctr MN Mf Hsg Dev Rev Var Sonder House Apartments Proj (Mandatory put 07/01/22)	1.35%	01/01/37	1,001,590
				1,551,964
	Mississippi – 0.5%
500,000	MS St Business Fin Corp Sol Wst Disp Rev Waste Mgmt Inc Proj (Mandatory put 09/01/21)	1.35%	03/01/29	499,260
	Missouri – 1.0%
1,000,000	Saint Louis MO Gen Fnd Rev Trans	2.00%	06/01/21	1,007,980
	Montana – 0.2%
220,000	MT Fac Fin Auth Hlth Facs Rev Bozeman Deaconess Hlth Svcs	4.00%	06/01/21	224,165
	Nebraska – 3.0%
300,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/22	323,643
155,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.00%	09/01/32	166,082
310,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj #3	5.25%	09/01/37	333,563
50,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No 1, Ser A	5.25%	12/01/21	52,493
125,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4	5.00%	01/01/24	141,233
1,840,000	Centrl Plains Energy Proj NE Gas Proj Rev Proj No. 4 (Mandatory put 01/01/24)	5.00%	03/01/50	2,061,867
				3,078,881
	Nevada – 2.0%
125,000	Clark Cnty NV Sch Dist Ref Bldg, Ser A	5.00%	06/15/23	138,972
100,000	Clark Cnty NV Sch Dist Ref Ltd Tax, Ser A	5.00%	06/15/21	102,729
700,000	Clark Cnty NV Sch Dist Various Purpose Medium Term, Ser F	5.00%	06/15/22	733,740
1,000,000	Director of the St of NV Dept of Business & Industry Var Brightline West Passenger Rail Proj, Ser A, AMT (Mandatory put 07/01/21) (b)	0.50%	01/01/50	999,540
100,000	Director of the St of NV Dept of Business & Industry Var RePub Svcs Proj, AMT (Mandatory put 12/01/20) (b)	0.88%	12/01/26	100,045
				2,075,026
	New Jersey – 5.4%
444,279	Edison Twp NJ, BANS	2.50%	01/13/21	446,283
125,000	Hamilton Twp NJ Sch Dist, AGM	3.00%	07/15/22	130,566
1,500,000	Jersey City NJ Muni Utilities Auth Wtr Proj Notes	3.00%	07/01/22	1,561,665
1,500,000	Newark NJ Prom Nts	3.50%	07/27/21	1,530,990
500,000	NJ St Econ Dev Auth Ref Sch Facs Constr, Ser K, AMBAC	5.25%	12/15/20	502,600
100,000	NJ St Econ Dev Auth Rev Ref, Ser BBB	5.00%	06/15/21	102,590
55,000	NJ St Econ Dev Auth Rev Ref, Ser XX	5.00%	06/15/21	56,425
500,000	NJ St Hgr Edu Assistance Auth Student Loan Rev Sr Bonds, Ser B, AMT	5.00%	12/01/22	542,335
160,000	NJ St Transprtn Trust Fnd Auth Transprtn Sys, Ser B, NATL-RE	5.50%	12/15/20	160,878
150,000	NJ St Transprtn Trust Fund Auth Ref Fed Highway Reimbursement Nts, Ser A, GARVEE	5.00%	06/15/21	153,387
225,000	NJ St Transprtn Trust Fund Auth Transprtn Program, Ser AA	5.00%	06/15/23	239,632
145,000	NJ St Transprtn Trust Fund Auth Transprtn Sys, Ser A	5.25%	12/15/20	145,754
				5,573,105
	New Mexico – 1.2%
500,000	Farmington NM Poll Control Rev Ref Pub Svc Company Proj, Ser B (Mandatory put 06/01/22)	2.13%	06/01/40	509,730

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	New Mexico (Continued)
$750,000	Farmington NM Poll Control Rev Var Ref Pub Svc Co of NM Ser F, AMT (Mandatory put 06/01/22)	1.20%	06/01/40	$753,472
				1,263,202
	New York – 11.2%
2,000,000	Center Moriches NY Union Freesch Dist, TANS	1.50%	06/25/21	2,013,160
600,000	Long Beach NY, BAM	2.00%	09/15/22	611,514
175,000	Met Transprtn Auth NY Rev Subser, Ser B-2A, BANS	5.00%	05/15/21	176,307
300,000	Met Transprtn Auth NY Rev Transprtn, Ser A-2S, BANS	4.00%	02/01/22	299,805
500,000	Met Transprtn Auth NY Rev Transprtn, Ser B-1, BANS	5.00%	05/15/22	507,355
1,695,000	New York City NY Muni Wtr Fin Auth Wtr & Swr Sys Rev Var Gen Resolution Sub FF-1 (a)	0.14%	06/15/44	1,695,000
2,150,000	New York NY Adj Fiscal 2020, Subser B-3 (a)	0.36%	10/01/46	2,150,000
1,000,000	New York NY Adjustable Fiscal 2017, Subser A-5 (a)	0.13%	08/01/44	1,000,000
500,000	New York St Mtge Agy Homeowner Mtge Rev, Ser 183, AMT	3.75%	04/01/23	532,785
100,000	New York St Mtge Agy Rev Mtge, 55th Ser, AMT	2.65%	10/01/23	105,063
1,000,000	NY St Dorm Auth St Personal Income Tax Rev Rans Subordinate, Ser B	5.00%	03/31/21	1,019,800
125,000	NY St Hsg Fin Agy Affordable Hsg, Ser E	2.13%	11/01/23	126,446
200,000	NY St Hsg Fin Agy Sustainability Bonds, Ser N	1.45%	05/01/23	201,448
50,000	Oyster Bay NY Pub Impt, Ser B, AGM	4.00%	11/01/23	50,000
150,000	Oyster Bay NY Pub Impt, Ser B, AGM	4.00%	11/01/27	150,000
1,012,000	Syracuse NY, Ser B, RANS	2.00%	07/30/21	1,023,638
				11,662,321
	North Dakota – 2.3%
1,000,000	Horace ND Ref & Impt, Ser A	1.90%	08/01/22	1,000,500
410,000	W Fargo ND Ref & Impt Temp	2.15%	05/01/21	410,303
500,000	Watford City ND St Aid Ctfs Indebtedness Ref, AGM	3.00%	12/01/21	511,725
440,000	Williston ND Cnty Wide Pub Safety Sales Tax Rev Ref, Ser A	5.00%	07/15/22	468,891
				2,391,419
	Ohio – 3.5%
500,000	Allen Cnty OH Hosp Facs Rev Ref Bon Secours Mercy Hlth Inc, Ser A	5.00%	12/01/20	501,785
150,000	Cuyahoga Cnty OH Econ Dev Rev Med Mart Ctr, Ser F	5.00%	12/01/23	150,559
1,000,000	Euclid OH, BANS	2.25%	04/29/21	1,007,400
385,000	Green OH Ref	2.00%	12/01/20	385,524
1,125,000	Hillsdale OH Loc Sch Dist OH Sch Fac Proj, BAM, COPS	4.00%	12/01/20	1,128,060
500,000	OH St Air Quality Dev Auth Ref American Elec Pwr Company Proj, Ser B, AMT (Mandatory put 10/01/24)	2.10%	07/01/28	517,125
				3,690,453
	Oklahoma – 2.1%
700,000	OK St Dev Fin Auth Gilcrease Expressway West Proj P3 Proj, AMT	1.63%	07/06/23	698,033
930,000	OK St Dev Fin Auth Var Solid Waste Disp, Ser A	2.38%	12/01/21	944,573
465,000	Tulsa OK Arpts Impt Trust Ref, Ser A, AMT, BAM	5.00%	06/01/22	496,011
				2,138,617
	Pennsylvania – 5.9%
200,000	Berks Cnty PA Indl Dev Auth Hlth Sys Rev Ref Tower Hlth Proj	5.00%	11/01/22	209,798
900,000	Berks Cnty PA Muni Auth Ref Tower Hlth Proj, Ser A	5.00%	02/01/22	929,052
175,000	Hermitage PA Muni Auth Ref, Ser C	2.00%	02/01/21	175,579
165,000	Hermitage PA Muni Auth Ref, Ser C	3.00%	02/01/22	169,692
150,000	Mckeesport PA Area Sch Dist Ref, Ser A, AGM	3.00%	10/01/21	152,562

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Pennsylvania (Continued)
$750,000	PA St Econ Dev Fingauth Solid Waste Disposal Rev Waste Mgmt Inc Proj, Ser A, AMT (Mandatory put 08/02/21)	0.70%	08/01/37	$749,835
235,000	PA St Turnpike Commn Oil Franchise Tax Rev Ref Sub, Ser B	5.00%	12/01/21	245,309
500,000	Philadelphia PA Gas Wks Rev Unrefunded, 9th Ser	5.25%	08/01/40	500,490
160,000	Philadelphia PA Ref, Ser A	5.00%	07/15/21	164,818
1,265,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	1,305,493
100,000	Philadelphia PA Ref, Ser A	5.00%	08/01/21	103,201
100,000	Philadelphia PA Ref, Ser A	5.00%	09/15/21	103,726
1,200,000	Philadelphia PA Sch Dist Trans, Ser A	4.00%	06/30/21	1,229,544
70,000	Philadelphia PA Wtr & Wstwtr Rev, Ser A	5.00%	01/01/21	70,526
				6,109,625
	Tennessee – 1.5%
100,000	Met Govt Nashville & Davidson Cnty TN Hlth & Eductnl Fac Brd Ref Lipscomb Univ Proj, Ser A	5.00%	10/01/21	102,501
100,000	Met Nashville TN Arpt Auth Arpt Rev, Ser B, AMT	5.00%	07/01/21	102,925
300,000	TN St Energy Acquisition Corp Gas Rev	5.00%	11/01/22	325,770
485,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/22	525,424
155,000	TN St Energy Acquisition Corp Gas Rev, Ser A	5.25%	09/01/23	174,228
325,000	TN St Energy Acquisition Corp Gas Rev, Ser C	5.00%	02/01/23	354,692
				1,585,540
	Texas – 4.5%
200,000	Bexar Cnty TX Hlth Facs Dev Corp Ref Army Retmnt Residence Fndtn Proj	5.00%	07/15/23	211,464
355,000	Dallas Fort Worth TX Intl Arpt Rev, Ser D	5.00%	11/01/21	355,000
1,000,000	Denton TX Indep Sch Dist Var Sch Bldg, Ser B (a)	0.14%	08/01/35	1,000,000
200,000	Gulfgate Redev Auth TX Tax Incr Contract Rev Ref, AGM	4.00%	09/01/22	212,644
175,000	Harris Cnty TX Cultural Edu Facs Fin Corp Med Facs Rev Ref Mtge Baylor Clg Medicine, Ser A	5.00%	11/15/20	175,280
500,000	Lower Colorado River TX Auth Transmission Contract Rev Ref Lcra Transmission Svcs Corp Proj	5.00%	05/15/21	512,675
265,000	Mclendon Chisholm TX Spl Assmnt Rev Ref Sonoma Pub Impt Dt Phase 1 Proj, BAM	4.00%	09/15/23	286,749
250,000	N TX Tollway Auth Rev Ref 2nd Tier, Ser B	5.00%	01/01/21	251,878
35,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/21	36,751
1,100,000	TX St Muni Gas Acquisition & Sply Corp I Gas Sply Rev Sr Lien, Ser A	5.25%	12/15/22	1,202,806
150,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/22	160,326
250,000	Viridian TX Muni Mgmt Dist Unlimited Tax Road Impt Bonds, BAM	4.00%	12/01/23	274,777
				4,680,350
	Utah – 0.2%
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/21	101,489
100,000	UT St Chrt Sch Fin Auth Chrt Sch Rev Ref Spectrum Academy Proj	4.00%	04/15/22	104,737
				206,226
	Virginia – 1.2%
900,000	Amelia Cnty VA Indl Dev Auth Sol Wst Disp Rev Var Ref Waste Mgmt Pj, AMT (Mandatory put 04/01/21)	3.00%	04/01/27	908,370

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
MUNICIPAL BONDS (Continued)
	Virginia (Continued)
$350,000	VA St Small Business Fing Auth Rev Ref National Sr Campuses Inc	5.00%	01/01/22	$367,066
				1,275,436
	Washington – 0.1%
120,000	WA St Mtr Vehcl Tax Sr 520 Corridor Prog Toll, Ser C	5.00%	06/01/24	123,246
	Wisconsin – 5.1%
110,000	Milwaukee WI Corp Purp, Ser B4	5.00%	05/15/22	112,687
575,000	Milwaukee WI Promissory & Corporate Notes, Ser N2	5.00%	05/01/22	614,284
280,000	Milwaukee WI Promissory Notes, Ser N1	5.00%	02/01/23	308,221
100,000	Milwaukee WI Promissory Notes, Ser N2	4.00%	03/15/22	104,901
750,000	Pub Fin Auth WI Sol Wst Disp Rev Var Ref Waste Mgmt Inc Proj, Ser A-3, AMT (Mandatory put 06/01/21)	2.00%	07/01/29	755,483
1,000,000	Racine WI, NANS	2.25%	04/06/21	1,002,510
2,064,000	Tender Option Bond Trust Receipts / Ctfs Various States Floaters, Ser 2020-XF2869 (a) (b)	0.47%	11/01/25	2,064,000
175,000	WI St Ref, Ser 1	5.00%	11/01/20	175,000
100,000	WI St Transprtn Rev Prerefunded, Ser 1	5.00%	07/01/25	112,419
				5,249,505

Total Investments – 97.9%	101,544,479
(Cost $101,259,051) (d)
Net Other Assets and Liabilities – 2.1%	2,157,031
Net Assets – 100.0%	$103,701,510

(a)	Variable Rate Demand bond. Interest rate is reset periodically by the agent based on current market conditions.
(b)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A under the Securities Act of 1933, as amended, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. Pursuant to procedures adopted by the Trust’s Board of Trustees, this security has been determined to be liquid by First Trust Advisors L.P. (the “Advisor”). Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment. At October 31, 2020, securities noted as such amounted to $7,788,585 or 7.5% of net assets.
(c)	Zero coupon bond.
(d)	Aggregate cost for financial reporting purposes approximates the aggregate cost for federal income tax purposes. As of October 31, 2020, the aggregate gross unrealized appreciation for all investments in which there was an excess of value over tax cost was $359,312 and the aggregate gross unrealized depreciation for all investments in which there was an excess of tax cost over value was $73,884. The net unrealized appreciation was $285,428.

AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
COPS	Certificates of Participation
GARVEE	Grant Anticipation Revenue Vehicle
NANS	Note Anticipation Notes
NATL-RE	National Public Finance Guarantee Corp.
RANS	Revenue Anticipation Notes
TANS	Tax Anticipation Notes

First Trust Ultra Short Duration Municipal ETF (FUMB)
Portfolio of Investments (Continued)
October 31, 2020 (Unaudited)

Valuation Inputs
A summary of the inputs used to value the Fund’s investments as of October 31, 2020 is as follows (see Valuation Inputs in the Additional Information section):
	Total Value at 10/31/2020	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Municipal Bonds*	$ 101,544,479	$ —	$ 101,544,479	$ —

*	See Portfolio of Investments for state breakout.

Additional Information
First Trust Exchange-Traded Fund III
October 31, 2020 (Unaudited)
Valuation Inputs
The Funds are subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.